Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Lease
Right-of-use assets	¥ 7,151	$ 980	¥ 40,211
Operating lease liability	¥ 19,131		¥ 45,700